SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING SPECIALTY FUNDS
For the Allspring Discovery Innovation Fund (the “Fund”)

I. Name Change

At a meeting held May 28-30, 2024, the Board of Trustees of the Fund approved the following change.

Effective on or around August 9, 2024, the Fund’s name will be changed to the “Allspring Innovation Fund” and all references to the Fund’s prior name will be replaced with references to the Fund’s new name.

II. Portfolio Management

Effective immediately, Robert Gruendyke, CFA is added as a portfolio manager to the Fund.

Prospectus. Effective immediately, in the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Nicholas Birk, Portfolio Manager / 2024 Robert Gruendyke, CFA, Portfolio Manager / 2024 Michael T. Smith, Portfolio Manager / 2022 Christopher J. Warner, CFA, Portfolio Manager / 2022

Effective immediately, in the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Robert Gruendyke, CFA Innovation Fund	Mr. Gruendyke joined Allspring Investments or one of its predecessor firms in 2008, where he currently serves as a portfolio manager for the Dynamic Growth Equity team.

Statement of Additional Information. Effective immediately, in the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Fund	Sub-Adviser	Portfolio Managers
Innovation Fund	Allspring Investments	Nicholas Birk Robert Gruendyke, CFA Michael T. Smith, CFA Christopher J. Warner, CFA

Robert Gruendyke, CFA[1]	Registered Investment Companies
	Number of Accounts	8
	Total Assets Managed	$9.97 billion
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	5
	Total Assets Managed	$1.10 billion
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	34

Total Assets Managed	$777 million
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
1.	Robert Gruendyke, CFA became a portfolio manager of the Fund on May 31, 2024. The information presented in this table is as of March 31, 2023, at which time Robert Gruendyke, CFA was not a portfolio manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Allspring Investments[1]
Robert Gruendyke, CFA[2]	Innovation Fund	$0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Robert Gruendyke, CFA became a portfolio manager of the Fund on May 31, 2024. The information presented in this table is as of March 31, 2023, at which time Robert Gruendyke, CFA was not a portfolio manager of the Fund.

May 31, 2024	SUP1602 05-24